Securities Act Registration No. 333-164528

Investment Company Act Registration No. 811-22384

SECURITIES AND EXCHANGE COMMISSION

Washington, D. C. 20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

☐

Pre-Effective Amendment No._ _

☐

Post-Effective Amendment No._10_

☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

☐

Amendment No._11_

☒

(Check appropriate box or boxes.)

Nile Capital Investment Trust

(Exact Name of Registrant as Specified in Charter)

116 Village Blvd, Suite 306, Princeton NJ

(Address of Principal Executive Offices)(Zip Code)

Registrant’s Telephone Number, including Area Code: (646) 367-2820

The Corporation Trust Company

Corporation Trust Center

1209 Orange Street

Wilmington, Delaware 19801

(Name and Address of Agent for Service)

With copy to:

JoAnn M. Strasser

Thompson Hine LLP

41 South High Street, Suite 1700

Columbus, OH 43215

Approximate date of proposed public offering:

It is proposed that this filing will become effective:

☒ Immediately upon filing pursuant to paragraph (b)

☐ On August 1, 2014 pursuant to paragraph (b)

o 60 days after filing pursuant to paragraph (a)(1)

oOn (date) pursuant to paragraph (a)(1)

o 75 days after filing pursuant to paragraph (a)(2)

o On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

o This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Columbus, State of Ohio, on the 12th day of August 2014.

Nile Capital Investment Trust

By:

/s/JoAnn M. Strasser

JoAnn M. Strasser

Attorney-in-Fact

Pursuant to the requirements of the Securities Act, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.

Name	Title	Date
Larry Seruma*	Trustee, President (Principal Executive Officer)
Peter A. Feinstein*	Trustee
David Friedensohn*	Trustee
/s/ Robert G. Roach, Jr.	Trustee	August 12, 2014

/s/ Yenan Chen	Treasurer, (Principal Financial Officer/Principal Accounting Officer)	August 12, 2014

*By:

/s/ JoAnn M. Strasser

JoAnn M. Strasser

Attorney-in-Fact         August 12, 2014

*Attorney-in-Fact – Pursuant to Powers of Attorney

Exhibit Index

Index No.

Description of Exhibit

EX-101.INS

XBRL Instance Document

EX-101.SCH

XBRL Taxonomy Extension Schema Document

EX-101.CAL

XBRL

Taxonomy Extension Calculation Linkbase

EX-101.DEF

XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB

XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE

XBRL Taxonomy Extension Presentation Linkbase